Financial assets (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 30, 2022 USD ($)	Dec. 15, 2022 EUR (€)	Aug. 16, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Financial assets
Short term deposit	€ 36					€ 38
Proceeds from maturity of short-term deposits			$ 2.5	€ 2,000	$ 25.0
Financial Assets	76,968	$ 30.0				€ 0
Term deposits	77,000
Foreign exchange gain (loss)	49,000
USD term deposits
Financial assets
Short term deposit	€ 51,000	$ 57.5